Investment Portfolioas of May 31, 2023 (Unaudited)
DWS Equity Sector Strategy Fund
	Shares	Value ($)

Common Stocks 85.2%
Communication Services 10.5%
Diversified Telecommunication Services 1.2%
AT&T, Inc.	22,539	354,539
Lumen Technologies, Inc.	2,984	5,908
Verizon Communications, Inc.	13,444	479,010
		839,457
Entertainment 2.4%
Activision Blizzard, Inc.*	1,392	111,639
Electronic Arts, Inc.	1,095	140,160
Live Nation Entertainment, Inc.*	515	41,169
Netflix, Inc.*	1,632	645,015
Take-Two Interactive Software, Inc.*	577	79,470
Walt Disney Co.*	6,829	600,679
Warner Bros Discovery, Inc.*	8,089	91,244
		1,709,376
Interactive Media & Services 6.0%
Alphabet, Inc. "A"*	12,304	1,511,792
Alphabet, Inc. "C"*	11,314	1,395,808
Match Group, Inc.*	1,205	41,573
Meta Platforms, Inc. "A"*	5,239	1,386,868
		4,336,041
Media 0.7%
Charter Communications, Inc. "A"*	214	69,796
Comcast Corp. "A"	8,212	323,142
Fox Corp. "A"	1,117	34,851
Interpublic Group of Companies, Inc.	616	22,909
Omnicom Group, Inc.	343	30,249
Paramount Global "B"	1,420	21,598
		502,545
Wireless Telecommunication Services 0.2%
T-Mobile U.S., Inc.*	1,275	174,994
Consumer Discretionary 5.7%
Automobile Components 0.5%
Aptiv PLC*	2,768	243,805
BorgWarner, Inc.	2,559	113,441
		357,246
Broadline Retail 2.0%
Amazon.com, Inc.*	12,088	1,457,571
Hotels, Restaurants & Leisure 1.7%
Booking Holdings, Inc.*	65	163,070
Chipotle Mexican Grill, Inc.*	43	89,289
Darden Restaurants, Inc.	340	53,897
Domino's Pizza, Inc.	200	57,970
Expedia Group, Inc.*	400	38,284
Hilton Worldwide Holdings, Inc.	590	80,311

Marriott International, Inc. "A"	571	95,808
McDonald's Corp.	1,346	383,758
Starbucks Corp.	2,348	229,259
Yum! Brands, Inc.	627	80,688
		1,272,334
Specialty Retail 1.5%
AutoZone, Inc.*	36	85,926
Home Depot, Inc.	1,869	529,768
Lowe's Companies, Inc.	629	126,511
O'Reilly Automotive, Inc.*	102	92,138
Ross Stores, Inc.	750	77,715
TJX Companies, Inc.	800	61,432
Tractor Supply Co.	200	41,918
Ulta Beauty, Inc.*	120	49,180
		1,064,588
Consumer Staples 5.7%
Beverages 2.0%
Coca-Cola Co.	9,284	553,883
Constellation Brands, Inc. "A"	370	89,899
Keurig Dr Pepper, Inc.	1,766	54,958
Molson Coors Beverage Co. "B"	665	41,130
Monster Beverage Corp.*	1,773	103,933
PepsiCo, Inc.	3,271	596,467
		1,440,270
Consumer Staples Distribution & Retail 1.9%
Costco Wholesale Corp.	935	478,309
Dollar General Corp.	300	60,327
Dollar Tree, Inc.*	200	26,976
Kroger Co.	1,635	74,114
Sysco Corp.	1,201	84,010
Target Corp.	1,200	157,116
Walgreens Boots Alliance, Inc.	1,670	50,718
Walmart, Inc.	2,994	439,729
		1,371,299
Household Products 1.2%
Church & Dwight Co., Inc.	452	41,787
Clorox Co.	244	38,596
Colgate-Palmolive Co.	1,570	116,777
Kimberly-Clark Corp.	635	85,268
Procter & Gamble Co.	4,392	625,860
		908,288
Personal Products 0.1%
Estee Lauder Companies, Inc. "A"	516	94,959
Tobacco 0.5%
Altria Group, Inc.	2,583	114,737
Philip Morris International, Inc.	2,498	224,845
		339,582
Energy 1.2%
Energy Equipment & Services
Baker Hughes Co.	6,934	188,952

Halliburton Co.	6,693	191,754
Schlumberger NV	10,597	453,870
		834,576
Financials 11.8%
Banks 5.2%
Bank of America Corp.	27,265	757,694
Citigroup, Inc.	7,306	323,802
Fifth Third Bancorp.	1,179	28,614
JPMorgan Chase & Co.	11,031	1,497,017
M&T Bank Corp.	618	73,641
PNC Financial Services Group, Inc.	1,381	159,961
Regions Financial Corp.	3,172	54,781
Truist Financial Corp.	5,575	169,870
U.S. Bancorp.	5,640	168,636
Wells Fargo & Co.	13,153	523,621
		3,757,637
Financial Services 3.8%
Berkshire Hathaway, Inc. "B"*	3,311	1,063,096
Fidelity National Information Services, Inc.	1,185	64,665
Fiserv, Inc.*	1,147	128,682
FleetCor Technologies, Inc.*	96	21,749
Global Payments, Inc.	439	42,886
Jack Henry & Associates, Inc.	180	27,520
Mastercard, Inc. "A"	1,550	565,781
PayPal Holdings, Inc.*	2,333	144,623
Visa, Inc. "A"	3,000	663,090
		2,722,092
Insurance 2.8%
Aflac, Inc.	1,670	107,231
Allstate Corp.	769	83,398
American International Group, Inc.	2,250	118,867
Aon PLC "A"	588	181,275
Arch Capital Group Ltd.*	700	48,790
Arthur J. Gallagher & Co.	585	117,193
Assurant, Inc.	158	18,958
Brown & Brown, Inc.	624	38,894
Chubb Ltd.	1,209	224,632
Cincinnati Financial Corp.	430	41,495
Everest Re Group Ltd.	111	37,742
Globe Life, Inc.	244	25,176
Hartford Financial Services Group, Inc.	950	65,094
Lincoln National Corp.	466	9,749
Loews Corp.	537	30,072
Marsh & McLennan Companies, Inc.	1,378	238,642
MetLife, Inc.	1,930	95,632
Principal Financial Group, Inc.	654	42,811
Progressive Corp.	1,648	210,796
Prudential Financial, Inc.	1,043	82,074
Travelers Companies, Inc.	660	111,698
W.R. Berkley Corp.	560	31,181
Willis Towers Watson PLC	304	66,530
		2,027,930

Health Care 16.5%
Biotechnology 3.0%
AbbVie, Inc.	5,270	727,049
Amgen, Inc.	1,617	356,791
Biogen, Inc.*	444	131,606
Gilead Sciences, Inc.	3,819	293,834
Incyte Corp.*	552	33,975
Moderna, Inc.*	1,014	129,498
Regeneron Pharmaceuticals, Inc.*	321	236,115
Vertex Pharmaceuticals, Inc.*	710	229,735
		2,138,603
Health Care Equipment & Supplies 3.7%
Abbott Laboratories	4,972	507,144
Align Technology, Inc.*	197	55,684
Baxter International, Inc.	1,426	58,067
Becton, Dickinson & Co.	789	190,749
Boston Scientific Corp.*	4,059	208,957
DexCom, Inc.*	1,060	124,296
Edwards Lifesciences Corp.*	1,712	144,202
GE HealthCare Technologies, Inc.	1,148	91,277
Hologic, Inc.*	696	54,907
IDEXX Laboratories, Inc.*	227	105,503
Intuitive Surgical, Inc.*	1,011	311,226
Medtronic PLC	3,866	319,950
ResMed, Inc.	412	86,845
STERIS PLC	275	54,992
Stryker Corp.	907	249,951
Teleflex, Inc.	120	28,170
The Cooper Companies, Inc.	135	50,157
Zimmer Biomet Holdings, Inc.	569	72,456
		2,714,533
Health Care Providers & Services 3.1%
AmerisourceBergen Corp.	300	51,045
Cardinal Health, Inc.	537	44,195
Centene Corp.*	1,173	73,207
Cigna Group	728	180,114
CVS Health Corp.	2,973	202,253
Elevance Health, Inc.	486	217,641
HCA Healthcare, Inc.	454	119,942
Humana, Inc.	255	127,977
Laboratory Corp. of America Holdings	183	38,893
McKesson Corp.	287	112,171
Molina Healthcare, Inc.*	109	29,855
Quest Diagnostics, Inc.	228	30,244
UnitedHealth Group, Inc.	2,040	993,970
		2,221,507
Life Sciences Tools & Services 0.8%
Agilent Technologies, Inc.	508	58,761
Danaher Corp.	798	183,237
IQVIA Holdings, Inc.*	319	62,814
Thermo Fisher Scientific, Inc.	542	275,585
		580,397
Pharmaceuticals 5.9%
Bristol-Myers Squibb Co.	6,199	399,464
Catalent, Inc.*	549	20,439

Eli Lilly & Co.	2,248	965,426
Johnson & Johnson	7,612	1,180,317
Merck & Co., Inc.	7,219	797,050
Organon & Co.	766	14,853
Pfizer, Inc.	16,078	611,286
Viatris, Inc.	3,363	30,771
Zoetis, Inc.	1,354	220,715
		4,240,321
Industrials 7.8%
Aerospace & Defense 2.8%
Boeing Co.*	1,932	397,412
General Dynamics Corp.	800	163,344
Howmet Aerospace, Inc.	1,318	56,345
Huntington Ingalls Industries, Inc.	150	30,207
L3Harris Technologies, Inc.	679	119,450
Lockheed Martin Corp.	841	373,412
Northrop Grumman Corp.	517	225,148
Raytheon Technologies Corp.	5,229	481,800
Textron, Inc.	718	44,423
TransDigm Group, Inc.	185	143,125
		2,034,666
Electrical Equipment 0.9%
AMETEK, Inc.	813	117,942
Eaton Corp. PLC	1,407	247,491
Emerson Electric Co.	2,092	162,507
Generac Holdings, Inc.*	223	24,289
Rockwell Automation, Inc.	419	116,733
		668,962
Ground Transportation 1.5%
CSX Corp.	9,069	278,146
J.B. Hunt Transport Services, Inc.	304	50,759
Norfolk Southern Corp.	989	205,890
Old Dominion Freight Line, Inc.	320	99,341
Union Pacific Corp.	2,470	475,525
		1,109,661
Industrial Conglomerates 0.8%
3M Co.	1,052	98,162
General Electric Co.	1,986	201,639
Honeywell International, Inc.	1,274	244,098
		543,899
Machinery 0.6%
Caterpillar, Inc.	803	165,217
Deere & Co.	421	145,658
Illinois Tool Works, Inc.	380	83,117
Otis Worldwide Corp.	300	23,853
Parker-Hannifin Corp.	100	32,044
		449,889
Passenger Airlines 0.8%
Alaska Air Group, Inc.*	1,264	56,791
American Airlines Group, Inc.*	7,314	108,101
Delta Air Lines, Inc.*	4,408	160,143
Southwest Airlines Co.	3,311	98,900
United Airlines Holdings, Inc.*	2,742	130,149
		554,084

Professional Services 0.4%
Automatic Data Processing, Inc.	961	200,840
Paychex, Inc.	738	77,438
		278,278
Information Technology 20.0%
Communications Equipment 1.6%
Arista Networks, Inc.*	838	139,393
Cisco Systems, Inc.	15,781	783,842
F5, Inc.*	207	30,549
Juniper Networks, Inc.	1,558	47,317
Motorola Solutions, Inc.	652	183,812
		1,184,913
IT Services 1.2%
Accenture PLC "A"	1,275	390,048
Akamai Technologies, Inc.*	400	36,848
Cognizant Technology Solutions Corp. "A"	1,047	65,427
EPAM Systems, Inc.*	141	36,183
Gartner, Inc.*	194	66,515
International Business Machines Corp.	2,002	257,437
VeriSign, Inc.*	225	50,247
		902,705
Semiconductors & Semiconductor Equipment 2.6%
Advanced Micro Devices, Inc.*	1,298	153,437
Analog Devices, Inc.	426	75,696
Applied Materials, Inc.	707	94,243
Broadcom, Inc.	327	264,203
Intel Corp.	3,252	102,243
KLA Corp.	149	66,005
Lam Research Corp.	136	83,871
Microchip Technology, Inc.	521	39,210
Micron Technology, Inc.	891	60,766
NVIDIA Corp.	1,691	639,773
NXP Semiconductors NV	258	46,208
ON Semiconductor Corp.*	403	33,691
QUALCOMM, Inc.	911	103,316
Texas Instruments, Inc.	720	125,194
		1,887,856
Software 8.6%
Adobe, Inc.*	876	365,984
ANSYS, Inc.*	167	54,040
Autodesk, Inc.*	509	101,489
Cadence Design Systems, Inc.*	493	113,839
Fortinet, Inc.*	1,222	83,499
Intuit, Inc.	514	215,428
Microsoft Corp.	12,598	4,137,057
Oracle Corp.	2,585	273,855
Roper Technologies, Inc.	249	113,101
Salesforce, Inc.*	1,644	367,237
ServiceNow, Inc.*	398	216,822
Synopsys, Inc.*	318	144,677
		6,187,028
Technology Hardware, Storage & Peripherals 6.0%
Apple, Inc.	23,869	4,230,780

Hewlett Packard Enterprise Co.	2,243	32,344
HP, Inc.	1,642	47,717
		4,310,841
Materials 1.5%
Chemicals 1.0%
Air Products & Chemicals, Inc.	303	81,549
Albemarle Corp.	367	71,026
Corteva, Inc.	1,561	83,498
Dow, Inc.	662	32,292
DuPont de Nemours, Inc.	1,000	67,190
Ecolab, Inc.	618	102,001
International Flavors & Fragrances, Inc.	400	30,916
Linde PLC	475	167,989
PPG Industries, Inc.	446	58,555
Sherwin-Williams Co.	227	51,706
The Mosaic Co.	800	25,568
		772,290
Metals & Mining 0.5%
Freeport-McMoRan, Inc.	6,300	216,342
Newmont Corp.	3,026	122,704
		339,046
Real Estate 1.5%
Retail REITs 0.2%
Realty Income Corp.	1,102	65,503
Simon Property Group, Inc.	625	65,718
		131,221
Specialized REITs 1.3%
American Tower Corp.	1,192	219,852
Crown Castle, Inc.	1,136	128,607
Digital Realty Trust, Inc.	760	77,870
Equinix, Inc.	236	175,950
Extra Space Storage, Inc.	312	45,012
Iron Mountain, Inc.	685	36,593
Public Storage	362	102,555
SBA Communications Corp.	249	55,223
VICI Properties, Inc.	2,257	69,809
Weyerhaeuser Co.	1,678	48,091
		959,562
Utilities 3.0%
Electric Utilities 2.1%
Alliant Energy Corp.	641	32,986
American Electric Power Co., Inc.	1,305	108,472
Constellation Energy Corp.	853	71,669
Duke Energy Corp.	1,948	173,937
Edison International	961	64,887
Entergy Corp.	507	49,787
Evergy, Inc.	577	33,379
Eversource Energy	878	60,784
Exelon Corp.	2,500	99,125
FirstEnergy Corp.	1,451	54,253
NextEra Energy, Inc.	4,979	365,757
NRG Energy, Inc.	602	20,341

PG&E Corp.*	3,500	59,290
Pinnacle West Capital Corp.	250	19,320
PPL Corp.	1,878	49,204
Southern Co.	2,709	188,953
Xcel Energy, Inc.	1,323	86,379
		1,538,523
Gas Utilities 0.1%
Atmos Energy Corp.	571	65,825
Independent Power & Renewable Electricity Producers 0.1%
AES Corp.	2,369	46,764
Multi-Utilities 0.7%
Ameren Corp.	507	41,102
CenterPoint Energy, Inc.	1,254	35,375
CMS Energy Corp.	579	33,570
Consolidated Edison, Inc.	703	65,590
Dominion Energy, Inc.	1,622	81,554
DTE Energy Co.	385	41,426
NiSource, Inc.	804	21,620
Public Service Enterprise Group, Inc.	994	59,392
Sempra Energy	600	86,118
WEC Energy Group, Inc.	603	52,672
		518,419
Total Common Stocks (Cost $62,770,928)		61,590,578

Exchange-Traded Funds 4.3%
Energy Select Sector SPDR Fund	37,000	2,833,830
Materials Select Sector SPDR Fund	4,000	300,080
Total Exchange-Traded Funds (Cost $2,982,772)		3,133,910

Cash Equivalents 11.4%
DWS Central Cash Management Government Fund, 5.13% (a) (Cost $8,242,101)	8,242,101	8,242,101

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $73,995,801)	100.9	72,966,589
Other Assets and Liabilities, Net	(0.9)	(642,610)
Net Assets	100.0	72,323,979
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2023 are as follows:
Value ($) at 8/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2023	Value ($) at 5/31/2023
Cash Equivalents 11.4%
DWS Central Cash Management Government Fund, 5.13% (a)
6,900,694	25,346,136	24,004,729	—	—	225,419	—	8,242,101	8,242,101

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

REIT: Real Estate Investment Trust
SPDR: Standard & Poor's Depositary Receipt
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2023 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$61,590,578	$—	$—	$61,590,578
Exchange-Traded Funds	3,133,910	—	—	3,133,910
Short-Term Investments	8,242,101	—	—	8,242,101
Total	$72,966,589	$—	$—	$72,966,589

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DESSF-PH3
R-080548-2 (1/25)